Loans Payable - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended			12 Months Ended			24 Months Ended
	Sep. 30, 2019 CNY (¥)	Apr. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($) Tranche	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 21, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Nov. 30, 2016 USD ($) Tranche
Debt Instrument [Line Items]
Short-term loans				¥ 2,618		¥ 3,046		$ 376,000
Weighted average interest rates for outstanding borrowings				4.05%		4.47%		4.05%
Unused line of credit for short term loans				¥ 1,600		¥ 781		$ 233,000
iQIYI
Debt Instrument [Line Items]
Debt Collateral				562				81,000
Carrying amount of real estate used as collateral				562				81,000
Restricted cash				965				139,000
Other loans [Member] | iQIYI
Debt Instrument [Line Items]
Repayment of debt				75	$ 11,000
Outstanding borrowings from third party investors				898				129,000
Long-term loans, current portion				429				62,000
Long-term loans				¥ 469				67,000
Other loans [Member] | iQIYI | Minimum
Debt Instrument [Line Items]
Securities with maturities ranging				2019	2019
Other loans [Member] | iQIYI | Maximum
Debt Instrument [Line Items]
Securities with maturities ranging				2020	2020
Other loans [Member] | iQIYI | 2018 factored receivables
Debt Instrument [Line Items]
Effective interest rate						7.00%
Accounts payable to certain suppliers selected for securitization | ¥						¥ 525
Proceeds from issuance of debt securities | ¥						446
Other loans [Member] | iQIYI | 2019 factored receivables
Debt Instrument [Line Items]
Effective interest rate									5.97%	5.97%
Accounts payable to certain suppliers selected for securitization									¥ 587	$ 84,000
Proceeds from issuance of debt securities				¥ 500	$ 72,000
Bank Of China Shanghai Branch | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | ¥		¥ 299
Bank loan maturity period		3 years
Amount borrowed under the commitment of a bank loan		¥ 299		274		284		39,000
Interest rate		4.47%
Repayment of debt | ¥							¥ 25
Long-term loans, current portion				274		¥ 10		39,000
A Group Of 21 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period			5 years
A Group Of 21 Arrangers | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $			$ 1,000,000
Bank loan maturity period			5 years
Number of tranches issued and sold | Tranche			2
A Group Of 21 Arrangers | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $			$ 1,000,000
Bank loan maturity period			5 years
Number of tranches issued and sold | Tranche												2
A Group Of 21 Arrangers | Debt Instrument Tranche One | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $			$ 250,000									$ 250,000
Interest rate			2.11%									2.78%
A Group Of 21 Arrangers | Debt Instrument Tranche Two | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $			$ 250,000									$ 250,000
Interest rate			2.10%									2.78%
JP Morgan Chase Bank N A
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan	¥ 800										$ 115,000
Bank loan maturity period	2 years
Amount borrowed under the commitment of a bank loan	¥ 448										$ 64,000
Interest rate	3.55%										3.55%
Repayment of debt				3	$ 424
Outstanding borrowings from third party investors				445				64,000
Long-term loans, current portion				34				5,000
JP Morgan Chase Bank N A | Held-to-maturity Securities
Debt Instrument [Line Items]
Debt Collateral				¥ 494				$ 71,000